Description of Business	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Description of Business
1. Description of Business
Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a core business of owning and operating a fleet of gas carriers. As of December 31, 2019, the Company owned and operated 38 gas carriers (the “Vessels”) each having a cargo capacity of between 20,600 cbm and 38,000 cbm, of which 31 were semi-refrigerated, and seven were fully-refrigerated vessels. The Company has an investment in a joint venture to
construct and operate a

Marine Export Terminal at Morgan’s Point in Texas to export approximately one million tons of ethylene per year. Unless the context otherwise requires, all references in the consolidated financial statements to “our”,” we” and “us” refer to the Company
Going Concern
Since
the balance sheet date, the
Covid-19
virus has spread around the world and many governments, have introduced strict measures to limit social contact in order to contain the spread of the virus. The negative effects of the current
COVID-19
pandemic are numerous and may reduce demand for LPG, petrochemicals and ammonia that we transport for a period or periods longer than we anticipate and the risk that our counter parties may not honour
their commitments to us or may seek to renegotiate them. This could negatively affect the charter rates and vessel utilization that we are able to achieve and consequently reduce our cashflow and financial condition.
We also provide cash collateral as security against unrealized losses on our cross-currency interest rate swap and in the event the Norwegian Kroner weakens further against the U.S. dollar, additional cash security will need to be placed into a collateral account, providing less headroom, or causing us to breach our liquidity maintenance covenant. Since the year end, adverse movements in the exchange rate have resulted in the need to deposit significant funds into the collateral account, as of
May 7, 2020,
$12.6
 million has
been deposited. The negative impacts of
COVID-19
and the uncertainty related to our potential cash collateral obligations may result in noncompliance of our minimum liquidity and interest coverage ratio covenants in our bank and bond loan facilities. This raises substantial doubt about the Company’s ability to continue as a going concern.
Management have been developing plans to mitigate the potential impacts of the virus and manage its liquidity and covenant compliance, including deferring planned non essential vessel upgrade expenditure, deferring a number of planned dry dockings, reducing non business critical operating expenses
In addition, to provide additional liquidity Management is currently in discussion with its lenders to seek amendments to our Terminal Credit Facility to enable the drawdown of up to $42.5 million immediately rather than waiting for a true up on practical completion at the end of this year. Such an amendment is dependent on a number of factors, such as lender credit committee approval and acceptance by the lenders of recently executed offtake agreements as suitable credit quality. Management are confident its lenders will agree to amend the facility to enable an earlier drawn down. However, there can be no certainty the lenders will agree to a facility amendment.
Further management are also considering other plans to increase liquidity if it should be required including:
•	refinancing one or more secured credit facilities to raise additional debt of up to $82 million ;
•	raising debt against the Company’s four unsecured vessels of up to $60 million ;
•	seeking the agreement of its lenders to defer one or more quarterly loan amortization payments of approximately $17 million per quarter;
The above plans are as of the date of this report yet to
 be
initiated and accordingly whilst Management are confident they will be successful in progressing these options to a successful conclusion, there can be no certainty the Company will be successful in implementing them. It is also possible that in implementing the above plans, which will increase debt levels and interest costs, that the Company will need to seek an extension of its waiver on its Interest Coverage Ratio. If the above plans are not successful we may also need to seek a waiver of our minimum liquidity covenant from our lenders.
On February 10, 2017, we issued senior unsecured bonds in an aggregate principal amount of $100.0 million for a period of four years. These bonds mature in full on February 10, 2021 and become repayable on that date. The bonds cannot be repaid from existing cash resources or from cash to be generated from operations prior to the expiry date of the bond. This raises substantial doubt about the Company’s ability to continue as a going concern. Refinancing this bond is capital markets dependent and although the Company had considered refinancing this bond with a like-for-like
bond prior to the
COVID-19
outbreak, and this remains the Company’s preferred plan. Due to the current disruption in the capital markets, the Company is evaluating alternatives in the event the effects of
COVID-19
last longer than the anticipated timescale. Such considerations include:
•	seeking an extension to the maturity of the bond;
•
seeking to raise the capital required by a sale and leaseback of up to seven of the Company’s vessels which the Company estimates could yield up to $138 million of additional funding after repaying existing debt facilities which are secured on the Company’s vessels; or

•	raising alternative debt through a combination of the options set out above under the increasing liquidity discussion.
All of the above options are subject to uncertainty, which is worsened by the many impacts and effects of Covid 19 and whilst management are confident of their ability to successfully conclude one or more of the options being considered, it may not be possible to do so.
Accordingly, there is substantial doubt that the Company will be able to pay its obligations as they fall due, and this substantial doubt is not alleviated by management plans.
The consolidated financial statements as of December 31, 2019 have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.